11. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Details Narrative
Depreciation expense	$ 61,000	$ 66,000